Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 250,592	$ 202,303
Accounts receivable	114,925	78,174
Prepaid expenses and other current assets	11,856	13,855
Inventories	9,806	8,646
Total current assets	387,179	302,978
Non-current assets
Vessels and drydock	4,062,574	4,008,158
Right-of-use assets	791,927	697,903
Other assets	83,688	131,139
Goodwill	11,539	11,539
Restricted cash	12,293	12,293
Total non-current assets	4,962,021	4,861,032
Total assets	5,349,200	5,164,010
Current liabilities
Current portion of long-term debt	213,928	235,482
Current finance lease receivables	126,275	122,229
Current lease liabilities	62,255	63,946
Accounts payable	17,373	23,122
Accrued expenses	33,661	41,452
Total current liabilities	453,492	486,231
Non-current liabilities
Long-term debt	1,009,565	999,268
Non-current Sale leaseback liabilities	1,141,108	1,195,494
Non-current lease liabilities	571,295	506,028
Total non-current liabilities	2,721,968	2,700,790
Total liabilities	3,175,460	3,187,021
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 shares authorized; 58,808,747 and 58,202,400 issued and outstanding shares as of June 30, 2020 and December 31, 2019, respectively.	652	646
Additional paid-in capital	2,848,623	2,842,446
Treasury shares	(467,057)	(467,057)
Accumulated deficit	(208,478)	(399,046)
Total shareholders’ equity	2,173,740	1,976,989
Total liabilities and shareholders’ equity	$ 5,349,200	$ 5,164,010